UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31
Date of reporting period:	09/30/12

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus High Yield Fund
September 30, 2012 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--93.9%	Rate (%)	Date	Amount ($) [a]		Value ($)
Aerospace & Defense--1.6%
Alion Science & Technology,
Sr. Scd. Notes	12.00	11/1/14	14,353		13,528
B/E Aerospace,
Sr. Unscd. Notes	6.88	10/1/20	2,900,000		3,233,500
Bombardier,
Sr. Unscd. Notes	7.75	3/15/20	4,450,000	b	5,128,625
CPI International,
Gtd. Notes	8.00	2/15/18	3,410,000		3,265,075
DynCorp International,
Gtd. Notes	10.38	7/1/17	1,640,000		1,422,700
Kratos Defense & Security
Solutions, Sr. Scd. Notes	10.00	6/1/17	3,645,000		3,954,825
TransDigm,
Gtd. Notes	7.75	12/15/18	4,245,000		4,711,950
					21,730,203
Automotive--3.1%
Chrysler Group,
Scd. Notes	8.00	6/15/19	5,950,000	c	6,336,750
Chrysler Group,
Scd. Notes	8.25	6/15/21	1,165,000	c	1,246,550
Ford Motor,
Sr. Unscd. Notes	7.45	7/16/31	10,215,000	c	12,755,981
Goodyear Tire & Rubber,
Gtd. Notes	8.25	8/15/20	4,025,000		4,477,813
Lear,
Gtd. Notes	7.88	3/15/18	2,119,000		2,341,495
Lear,
Gtd. Notes	8.13	3/15/20	1,694,000		1,922,690
Schaeffler Finance,
Sr. Scd. Notes	7.75	2/15/17	1,110,000	b	1,232,100

Schaeffler Finance,
Sr. Scd. Notes		8.50	2/15/19	1,000,000		1,127,500
Schaeffler Finance,
Sr. Scd. Notes		8.50	2/15/19	5,503,000	b,c	6,190,875
UCI International,
Gtd. Notes		8.63	2/15/19	3,910,000		3,910,000
						41,541,754
Banking--3.0%
Bank of America,
Jr. Sub. Cap. Secs.		8.00	12/29/49	4,195,000	d	4,573,079
BNP Paribas,
Jr. Sub. Notes		5.19	6/29/49	3,435,000	b,d	3,194,550
HBOS Capital Funding,
Bank Gtd. Bonds		6.07	6/29/49	6,131,000	b,d	4,797,507
Lloyds TSB Bank
Sub. Notes	EUR	11.88	12/16/21	2,220,000	c,d	3,286,586
Lloyds TSB Bank,
Sub. Notes	GBP	10.75	12/16/21	2,610,000	d	4,715,128
Nuveen Investments,
Sr. Unscd. Notes		9.13	10/15/17	6,735,000	b	6,718,162
RBS Capital Trust III,
Gtd. Notes		5.51	9/29/49	9,380,000	d	5,956,300
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	5,860,000	d	6,579,971
						39,821,283
Building Materials--.6%
Building Materials Corp. of
America, Sr. Notes		6.75	5/1/21	4,745,000	b	5,207,637
Ply Gem Industries,
Sr. Scd. Notes		8.25	2/15/18	2,085,000	c	2,186,644
Roofing Supply Group,
Gtd. Notes		10.00	6/1/20	1,015,000	b	1,111,425
						8,505,706
Casinos--3.7%
Ameristar Casinos,
Gtd. Notes		7.50	4/15/21	1,725,000	b	1,863,000
Ameristar Casinos,
Gtd. Notes		7.50	4/15/21	3,505,000		3,785,400

Boyd Acquisition,
Gtd. Notes		8.38	2/15/18	1,605,000	b	1,677,225
Boyd Gaming,
Gtd. Notes		9.00	7/1/20	2,910,000	b	2,982,750
Caesars Entertainment Operating,
Sr. Scd. Notes		11.25	6/1/17	3,605,000		3,893,400
Codere Finance Luxembourg,
Sr. Scd. Notes		9.25	2/15/19	1,675,000	b	1,390,250
Great Canadian Gaming,
Gtd. Notes	CAD	6.63	7/25/22	5,330,000	b	5,618,159
Host Hotels and Resorts,
Sr. Unscd. Notes		6.00	10/1/21	2,590,000		2,972,025
MGM Resorts International,
Gtd. Notes		10.00	11/1/16	4,360,000		5,014,000
MGM Resorts International,
Gtd. Notes		11.38	3/1/18	6,815,000		8,075,775
Penn National Gaming,
Sr. Sub. Notes		8.75	8/15/19	3,215,000		3,616,875
Pinnacle Entertainment,
Gtd. Notes		8.75	5/15/20	2,580,000		2,860,575
ROC Finance,
Scd. Notes		12.13	9/1/18	2,550,000	b	2,970,750
Wynn Las Vegas,
First Mortgage Notes		7.75	8/15/20	2,860,000		3,196,050
						49,916,234
Chemicals--2.0%
Hexion U.S. Finance/Nova Scotia,
Scd. Notes		9.00	11/15/20	3,865,000		3,468,838
Huntsman International,
Gtd. Notes		8.63	3/15/20	4,500,000		5,107,500
Ineos Finance,
Sr. Scd. Notes		7.50	5/1/20	1,225,000	b	1,249,500
Ineos Finance,
Sr. Scd. Bonds		8.38	2/15/19	3,240,000	b	3,422,250
Ineos Group Holdings,
Scd. Notes		8.50	2/15/16	4,125,000	b,c	3,918,750
OXEA Finance,
Sr. Scd. Notes		9.50	7/15/17	4,185,000	b	4,593,037

PolyOne,
Sr. Unscd. Notes	7.38	9/15/20	5,115,000		5,562,563
					27,322,438
Construction Machinery--1.7%
Ashtead Capital,
Scd. Notes	6.50	7/15/22	5,190,000	b	5,468,962
H&E Equipment Services,
Gtd. Notes	7.00	9/1/22	2,000,000	b	2,085,000
Manitowoc,
Gtd. Notes	8.50	11/1/20	4,430,000		4,978,213
Manitowoc,
Gtd. Notes	9.50	2/15/18	1,240,000		1,395,000
UR Merger Sub,
Gtd. Notes	7.38	5/15/20	5,170,000	b	5,570,675
UR Merger Sub,
Gtd. Notes	9.25	12/15/19	2,715,000		3,074,738
					22,572,588
Consumer Cyclical Services--3.4%
Brickman Group Holdings,
Sr. Notes	9.13	11/1/18	6,863,000	b	7,068,890
Garda World Security,
Sr. Unscd. Notes	9.75	3/15/17	4,485,000	b	4,731,675
Geo Group,
Gtd. Notes	6.63	2/15/21	3,000,000		3,225,000
Goodman Networks,
Sr. Scd. Notes	12.38	7/1/18	2,725,000	b,d	2,925,968
Mobile Mini,
Gtd. Notes	7.88	12/1/20	5,800,000		6,322,000
Reliance Intermediate Holdings,
Sr. Scd. Notes	9.50	12/15/19	5,580,000	b	6,417,000
ServiceMaster,
Gtd. Notes	8.00	2/15/20	715,000		761,475
West,
Gtd. Notes	7.88	1/15/19	3,250,000		3,363,750
West,
Gtd. Notes	8.63	10/1/18	9,615,000		10,143,825
					44,959,583
Consumer Products--.9%

Good Sam Enterprises,
Sr. Scd. Notes	11.50	12/1/16	4,695,000		5,000,175
Libbey Glass,
Sr. Scd. Notes	6.88	5/15/20	3,620,000	b	3,909,600
Mead Products/ACCO Brands
Gtd. Notes	6.75	4/30/20	1,795,000	b,c	1,880,262
Wolverine World Wide,
Gtd. Notes	6.13	10/15/20	1,525,000	b	1,578,375
					12,368,412
Distributors--.6%
Ferrellgas,
Sr. Unscd. Notes	9.13	10/1/17	2,500,000		2,693,750
Suburban Propane Partners,
Sr. Unscd. Notes	7.50	10/1/18	4,812,000	b	5,172,900
					7,866,650
Diversified Manufacturing--1.4%
Dynacast International,
Scd. Notes	9.25	7/15/19	5,875,000		6,227,500
Griffon,
Gtd. Notes	7.13	4/1/18	6,080,000		6,467,600
RBS Global/Rexnord,
Gtd. Notes	8.50	5/1/18	4,145,000		4,590,588
Tomkins,
Scd. Notes	9.00	10/1/18	1,599,000	d	1,790,880
					19,076,568
Electric--3.7%
AES,
Sr. Unscd. Notes	7.38	7/1/21	5,735,000		6,566,575
AES,
Sr. Unscd. Notes	8.00	10/15/17	2,500,000		2,900,000
AES,
Sr. Unscd. Notes	9.75	4/15/16	3,765,000		4,518,000
Calpine,
Sr. Scd. Notes	7.25	10/15/17	1,380,000	b	1,480,050
Calpine,
Sr. Scd. Notes	7.50	2/15/21	5,740,000	b	6,227,900
Calpine,
Sr. Scd. Notes	7.88	1/15/23	5,275,000	b	5,855,250

GenOn Energy,
Sr. Unscd. Notes		9.50	10/15/18	6,675,000		7,609,500
NRG Energy,
Gtd. Notes		6.63	3/15/23	1,605,000	b	1,643,118
NRG Energy,
Gtd. Notes		7.63	5/15/19	5,575,000		5,937,375
Techem Energy Metering Service
GmbH & Co., Sr. Sub. Notes	EUR	7.88	10/1/20	4,895,000	b	6,573,383
						49,311,151
Energy--9.6%
Antero Resources Finance,
Gtd. Notes		7.25	8/1/19	4,125,000		4,485,938
Aurora USA Oil & Gas,
Gtd. Notes		9.88	2/15/17	2,800,000	b	2,996,000
Berry Petroleum,
Sr. Unscd. Notes		6.38	9/15/22	2,790,000		2,950,425
Bristow Group,
Gtd. Notes		6.25	10/15/22	3,605,000		3,704,138
Chesapeake Energy,
Gtd. Notes		6.63	8/15/20	1,280,000	c	1,326,400
Chesapeake Energy,
Gtd. Notes		6.78	3/15/19	2,525,000	c	2,534,469
Chesapeake Energy,
Gtd. Notes		9.50	2/15/15	5,925,000	c	6,554,531
Continental Resources,
Gtd. Notes		5.00	9/15/22	2,625,000		2,749,688
Continental Resources,
Gtd. Notes		7.13	4/1/21	3,160,000		3,570,800
Dresser-Rand Group,
Gtd. Notes		6.50	5/1/21	3,565,000		3,761,075
Drill Rigs Holdings,
Sr. Scd. Notes		6.50	10/1/17	2,030,000	b	2,022,387
EP Energy Everest Acquisition,
Gtd. Notes		7.75	9/1/22	1,625,000	b	1,661,562
EP Energy Finance,
Sr. Scd. Notes		6.88	5/1/19	3,670,000	b	3,931,487
EP Energy Finance,
Sr. Unscd. Notes		9.38	5/1/20	3,065,000	b	3,344,681

Halcon Resources,
Gtd. Notes	9.75	7/15/20	2,565,000	b	2,629,125
Kodiak Oil & Gas,
Gtd. Notes	8.13	12/1/19	5,130,000	b	5,444,212
McJunkin Red Man,
Sr. Scd. Notes	9.50	12/15/16	6,405,000		6,941,419
MEG Energy,
Gtd. Notes	6.50	3/15/21	8,460,000	b	9,094,500
Northern Oil and Gas,
Gtd. Notes	8.00	6/1/20	5,635,000		5,832,225
Oasis Petroleum,
Gtd. Notes	6.50	11/1/21	1,165,000		1,234,900
Oasis Petroleum,
Gtd. Notes	6.88	1/15/23	2,330,000		2,481,450
Oasis Petroleum,
Gtd. Notes	7.25	2/1/19	5,680,000		6,120,200
Offshore Group Investment,
Sr. Scd. Notes	11.50	8/1/15	11,171,000		12,399,810
Precision Drilling,
Gtd. Notes	6.50	12/15/21	745,000		799,013
Precision Drilling,
Gtd. Notes	6.63	11/15/20	5,170,000		5,531,900
Range Resources,
Gtd. Notes	5.00	8/15/22	3,170,000		3,348,313
Trinidad Drilling,
Sr. Unscd. Notes	7.88	1/15/19	5,025,000	b	5,452,125
Unit,
Gtd. Notes	6.63	5/15/21	8,750,000		9,078,125
Welltec,
Sr. Scd. Notes	8.00	2/1/19	5,885,000	b	6,149,825
					128,130,723
Entertainment--.7%
AMC Entertaiment,
Gtd. Notes	9.75	12/1/20	4,685,000		5,299,906
Cinemark USA,
Gtd. Notes	7.38	6/15/21	4,200,000	c	4,693,500
					9,993,406
Environmental--.8%

ADS Waste Holdings,
Sr. Notes	8.25	10/1/20	2,205,000	b	2,254,612
Casella Waste Systems,
Gtd. Notes	7.75	2/15/19	1,080,000	b	1,063,800
Casella Waste Systems,
Gtd. Notes	7.75	2/15/19	6,900,000		6,796,500
					10,114,912
Finance Companies--6.2%
Ally Financial,
Gtd. Notes	7.50	9/15/20	5,180,000		5,963,475
Ally Financial,
Gtd. Notes	8.00	11/1/31	6,835,000		8,003,785
Ally Financial,
Gtd. Notes	8.30	2/12/15	4,600,000		5,106,000
CIT Group,
Sr. Unscd. Notes	5.50	2/15/19	16,435,000	b	17,873,062
FTI Consulting,
Gtd. Notes	6.75	10/1/20	4,705,000		5,046,113
HSBC Finance Capital Trust IX,
Gtd. Notes	5.91	11/30/35	2,825,000	d	2,793,219
Icahn Enterprises Finance,
Gtd. Notes	8.00	1/15/18	6,995,000		7,537,113
International Lease Finance,
Sr. Unscd. Notes	8.25	12/15/20	4,500,000		5,366,250
International Lease Finance,
Sr. Unscd. Notes	8.63	9/15/15	8,831,000	d	10,089,418
International Lease Finance,
Sr. Unscd. Notes	8.63	1/15/22	2,545,000		3,085,813
International Lease Finance,
Sr. Unscd. Notes	8.88	9/1/17	2,350,000		2,784,750
Ladder Capital Finance Holdings,
Sr. Unscd. Notes	7.38	10/1/17	3,570,000	b	3,659,250
SLM,
Sr. Unscd. Notes	8.45	6/15/18	4,300,000		5,057,733
					82,365,981
Food & Beverages--2.6%
ARAMARK Holdings,
Sr. Unscd. Notes	8.63	5/1/16	5,645,000	b	5,800,294

Boparan Finance,
Gtd. Notes	EUR	9.75	4/30/18	2,000,000	c	2,730,731
Constellation Brands,
Gtd. Notes		6.00	5/1/22	2,590,000		2,959,075
Dean Foods,
Gtd. Notes		7.00	6/1/16	3,669,000	c	3,980,865
Del Monte Foods,
Gtd. Notes		7.63	2/15/19	7,430,000		7,680,763
Michael Foods Group,
Gtd. Notes		9.75	7/15/18	5,545,000		6,210,400
Post Holdings,
Gtd. Notes		7.38	2/15/22	4,995,000	b	5,332,162
						34,694,290
Health Care--8.5%
Accellent,
Gtd. Notes		10.00	11/1/17	3,820,000		3,247,000
American Renal Associates
Holdings, Sr. Unscd. Notes		9.75	3/1/16	2,877,412		3,078,831
American Renal Holdings,
Sr. Scd. Notes		8.38	5/15/18	2,455,000		2,602,300
Biomet,
Gtd. Notes		6.50	8/1/20	1,840,000	b	1,911,300
Biomet,
Sr. Sub. Notes		6.50	10/1/20	10,330,000	b	10,175,050
Biomet,
Gtd. Notes		11.63	10/15/17	4,849,000		5,170,246
CDRT Holding,
Sr. Notes		9.25	10/1/17	4,395,000	b	4,263,150
CHS/Community Health System,
Sr. Scd. Notes		5.13	8/15/18	3,380,000		3,515,200
CHS/Community Health Systems,
Gtd. Notes		7.13	7/15/20	3,120,000		3,332,550
CHS/Community Health Systems,
Gtd. Notes		8.00	11/15/19	3,425,000		3,776,063
DaVita,
Gtd. Notes		5.75	8/15/22	685,000		715,825
DaVita,
Gtd. Notes		6.63	11/1/20	3,800,000		4,080,250

Emergency Medical Services,
Gtd. Notes	8.13	6/1/19	5,195,000		5,532,675
Fresenius Medical Care II,
Gtd. Notes	5.63	7/31/19	1,275,000	b	1,361,062
Fresenius Medical Care,
Gtd. Notes	6.50	9/15/18	3,610,000	b	4,088,325
HCA Holdings,
Sr. Unscd. Notes	7.75	5/15/21	7,595,000	c	8,316,525
HCA,
Sr. Scd. Notes	7.25	9/15/20	8,310,000		9,348,750
Health Management Associates,
Sr. Scd. Notes	6.13	4/15/16	1,120,000		1,226,400
Health Management Associates,
Gtd. Notes	7.38	1/15/20	1,315,000	b	1,433,350
HealthSouth,
Gtd. Notes	7.75	9/15/22	2,640,000		2,897,400
IASIS Healthcare,
Gtd. Notes	8.38	5/15/19	3,845,000		3,691,200
Physio-Control International,
Sr. Scd. Notes	9.88	1/15/19	7,095,000	b	7,804,500
STHI Holding,
Scd. Notes	8.00	3/15/18	2,175,000	b	2,327,250
Tenet Healthcare,
Sr. Scd. Notes	6.25	11/1/18	6,410,000		7,099,075
Tenet Healthcare,
Sr. Scd. Notes	8.88	7/1/19	460,000		522,100
United Surgical Partners
International, Gtd. Notes	9.00	4/1/20	4,185,000	b	4,561,650
VPI Escrow,
Sr. Notes	6.38	10/15/20	2,295,000	b	2,352,375
VWR Funding,
Gtd. Notes	7.25	9/15/17	5,270,000	b	5,358,931
					113,789,333
Home Construction--1.9%
Shea Homes Funding,
Sr. Scd. Notes	8.63	5/15/19	7,765,000		8,696,800
Standard Pacific,
Gtd. Notes	8.38	5/15/18	4,970,000		5,758,988

Taylor Morrison Communities,
Gtd. Notes	7.75	4/15/20	1,610,000	b	1,722,700
Taylor Morrison Communities,
Gtd. Notes	7.75	4/15/20	5,775,000	b	6,179,250
Toll Brothers Finance,
Gtd. Notes	5.88	2/15/22	2,430,000		2,704,111
					25,061,849
Industrial Services--2.3%
Hillman Group,
Gtd. Notes	10.88	6/1/18	4,970,000		5,367,600
Isabelle Acquisition Sub,
Sr. Unscd. Notes	10.00	11/15/18	4,355,000	b	4,741,506
Mueller Water Products,
Gtd. Notes	7.38	6/1/17	3,225,000		3,321,750
Mueller Water Products,
Gtd. Notes	8.75	9/1/20	2,034,000		2,308,590
Rexel,
Gtd. Notes	6.13	12/15/19	6,030,000	b	6,233,512
WireCo WorldGroup,
Gtd. Notes	9.50	5/15/17	8,000,000		8,600,000
					30,572,958
Insurance--1.0%
Amerigroup,
Sr. Unscd. Notes	7.50	11/15/19	1,775,000		2,082,297
Hub International,
Gtd. Notes	8.13	10/15/18	5,585,000	b	5,682,737
USI Holdings,
Gtd. Notes	9.75	5/15/15	3,605,000	b	3,663,581
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.	6.50	5/9/67	2,000,000	b,d	2,125,000
					13,553,615
Media Cable--3.3%
Cablevision Systems,
Sr. Unscd. Notes	8.63	9/15/17	2,435,000		2,842,863
CCH II Capital,
Gtd. Notes	13.50	11/30/16	2,604,136		2,831,998
CCO Holdings,
Gtd. Notes	6.63	1/31/22	1,835,000		2,013,913

CCO Holdings,
Gtd. Notes		7.38	6/1/20	2,525,000		2,831,156
Cequel Communications Holdings I,
Sr. Unscd. Notes		8.63	11/15/17	6,641,000	b	7,122,472
DISH DBS,
Gtd. Notes		7.13	2/1/16	5,040,000		5,594,400
Unitymedia Hessen & Co.,
Sr. Scd. Notes		7.50	3/15/19	6,600,000	b	7,276,500
Unitymedia KabelBW,
Gtd. Notes	EUR	9.63	12/1/19	3,375,000		4,803,275
UPCB Finance V,
Sr. Scd. Notes		7.25	11/15/21	3,790,000	b	4,140,575
Videotron,
Gtd. Notes		5.00	7/15/22	4,750,000		4,987,500
						44,444,652
Media Non-Cable--5.7%
Allbritton Communications,
Sr. Unscd. Notes		8.00	5/15/18	5,505,000		6,014,213
AMC Networks,
Gtd. Notes		7.75	7/15/21	3,195,000		3,626,325
Cenveo,
Scd. Notes		8.88	2/1/18	1,735,000	c	1,652,588
Clear Channel Communications,
Sr. Scd. Notes		9.00	3/1/21	2,570,000		2,300,150
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. A		7.63	3/15/20	625,000		603,125
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		7.63	3/15/20	4,355,000		4,267,900
Cumulus Media Holdings,
Gtd. Notes		7.75	5/1/19	5,025,000	c	4,911,938
Gray Television,
Gtd. Notes		7.50	10/1/20	4,410,000	b	4,410,000
Gray Television,
Scd. Notes		10.50	6/29/15	6,500,000	c	7,076,875
Hughes Satellite Systems,
Gtd. Notes		7.63	6/15/21	7,195,000		8,004,438
Intelsat Jackson Holdings,
Gtd. Notes		7.25	10/15/20	8,835,000	b	9,541,800

Intelsat Luxembourg,
Gtd. Notes	11.25	2/4/17	9,650,000		10,241,063
Nexstar/Mission Broadcasting,
Scd. Notes	8.88	4/15/17	523,000		571,378
Salem Communications,
Scd. Notes	9.63	12/15/16	4,868,000		5,439,990
Sinclair Television Group,
Sr. Notes	6.13	10/1/22	3,270,000	b	3,290,438
Sinclair Television Group,
Scd. Notes	9.25	11/1/17	3,885,000	b	4,322,062
					76,274,283
Metals & Mining--3.7%
American Gilsonite,
Sr. Scd. Notes	11.50	9/1/17	4,615,000	b	4,764,987
American Rock Salt,
Scd. Notes	8.25	5/1/18	2,090,000	b	1,907,125
ArcelorMittal,
Sr. Unscd. Notes	4.75	2/25/17	3,230,000	d	3,171,275
ArcelorMittal,
Sr. Unscd. Bonds	10.10	6/1/19	2,275,000	d	2,623,780
Calcipar,
Sr. Scd. Notes	6.88	5/1/18	5,540,000	b	5,526,150
FMG Resources August 2006,
Sr. Unscd. Notes	6.88	4/1/22	3,050,000	b,c	2,802,187
FMG Resources August 2006,
Gtd. Notes	8.25	11/1/19	5,905,000	b,c	5,757,375
Global Brass and Copper,
Sr. Scd. Notes	9.50	6/1/19	2,745,000	b	2,992,050
JMC Steel Group,
Sr. Notes	8.25	3/15/18	6,035,000	b	6,185,875
Murray Energy,
Scd. Notes	10.25	10/15/15	2,015,000	b	1,984,775
Severstal Columbus,
Sr. Scd. Notes	10.25	2/15/18	9,750,000		9,798,750
Steel Dynamics,
Gtd. Notes	6.13	8/15/19	1,730,000	b	1,807,850
					49,322,179
Packaging--4.9%

AEP Industries,
Sr. Unscd. Notes		8.25	4/15/19	3,020,000		3,216,300
ARD Finance,
Sr. Scd. Notes		11.13	6/1/18	4,865,844	b	4,865,844
Ardagh Packaging Finance,
Sr. Scd. Notes		7.38	10/15/17	5,450,000	b	5,872,375
Ardagh Packaging Finance,
Gtd. Notes		9.13	10/15/20	2,080,000	b	2,204,800
Ardagh Packaging Finance,
Sr. Scd. Notes	EUR	9.25	10/15/20	2,000,000	c	2,660,053
Beverage Packaging Holdings
Luxembourg II, Gtd. Notes	EUR	8.00	12/15/16	950,000		1,213,167
BWAY Holding,
Gtd. Notes		10.00	6/15/18	2,380,000		2,689,400
BWAY Parent,
Sr. Unscd. Notes		10.13	11/1/15	6,275,283		6,651,800
Consolidated Container,
Gtd. Notes		10.13	7/15/20	3,515,000	b	3,761,050
Plastipak Holdings,
Sr. Notes		10.63	8/15/19	3,240,000	b	3,726,000
Reynolds Group,
Sr. Scd. Notes	EUR	7.75	10/15/16	330,000	d	442,089
Reynolds Group,
Sr. Scd. Notes		7.88	8/15/19	6,205,000		6,732,425
Reynolds Group,
Gtd. Notes		8.50	5/15/18	8,850,000	d	9,027,000
Reynolds Group,
Gtd. Notes		9.88	8/15/19	3,510,000		3,751,313
Sealed Air,
Gtd. Notes		8.13	9/15/19	6,870,000	b	7,677,225
Sealed Air,
Gtd. Notes		8.38	9/15/21	1,095,000	b	1,231,875
						65,722,716
Paper--.6%
Sappi Papier Holding,
Sr. Scd. Notes		7.75	7/15/17	2,195,000	b	2,356,881
Sappi Papier Holding,
Sr. Scd. Notes		8.38	6/15/19	895,000	b	961,006

Smurfit Kappa Acquisitions,
Gtd. Notes	4.88	9/15/18	4,119,000	b	4,082,959
					7,400,846
Pipelines--.9%
El Paso,
Sr. Unscd. Notes	6.50	9/15/20	3,524,000		3,973,913
El Paso,
Sr. Unscd. Notes	7.80	8/1/31	1,665,000		1,942,980
MarkWest Energy Partners,
Gtd. Notes	6.25	6/15/22	1,700,000		1,836,000
Targa Resources Partners,
Gtd. Notes	6.88	2/1/21	3,940,000		4,294,600
					12,047,493
Retailers--1.7%
J Crew Group,
Gtd. Notes	8.13	3/1/19	4,995,000	c	5,257,238
QVC,
Sr. Scd. Notes	7.38	10/15/20	2,435,000	b	2,708,954
QVC,
Sr. Scd. Notes	7.50	10/1/19	4,450,000	b	4,926,243
Rite Aid,
Gtd. Notes	9.50	6/15/17	6,384,000		6,599,460
Rite Aid,
Scd. Notes	10.38	7/15/16	2,780,000		2,953,750
					22,445,645
Technology--5.7%
Cardtronics,
Gtd. Notes	8.25	9/1/18	6,030,000		6,753,600
CDW Finance,
Sr. Scd. Notes	8.00	12/15/18	4,890,000	d	5,427,900
CDW Finance,
Gtd. Notes	8.50	4/1/19	1,714,000		1,872,545
Ceridian,
Sr. Scd. Notes	8.88	7/15/19	2,050,000	b	2,224,250
Ceridian,
Gtd. Notes	11.25	11/15/15	485,000	d	480,150
Ceridian,
Gtd. Notes	12.25	11/15/15	4,196,490	c	4,196,490

CommScope,
Gtd. Notes		8.25	1/15/19	7,415,000	b	8,045,275
Epicor Software,
Gtd. Notes		8.63	5/1/19	4,410,000		4,674,600
Equinix,
Sr. Unscd. Notes		7.00	7/15/21	200,000		224,750
Fidelity National Information
Services, Gtd. Notes		5.00	3/15/22	4,265,000		4,424,938
First Data,
Sr. Scd. Notes		6.75	11/1/20	680,000	b	679,150
First Data,
Sr. Scd. Notes		7.38	6/15/19	2,795,000	b	2,896,318
First Data,
Scd. Notes		8.25	1/15/21	4,479,000	b	4,490,197
First Data,
Scd. Notes		8.75	1/15/22	3,000,000	b	3,037,500
First Data,
Gtd. Notes		9.88	9/24/15	258,000		263,160
First Data,
Gtd. Notes		9.88	9/24/15	1,670,000	c	1,711,750
First Data,
Gtd. Notes		10.55	9/24/15	2,585,000		2,659,319
Infor,
Gtd. Notes		9.38	4/1/19	2,905,000	b	3,239,075
Infor,
Gtd. Notes	EUR	10.00	4/1/19	2,540,000	b	3,541,468
Interactive Data,
Gtd. Notes		10.25	8/1/18	3,995,000		4,474,400
Jabil Circuit,
Sr. Unscd. Notes		4.70	9/15/22	1,565,000		1,565,000
Sophia,
Gtd. Notes		9.75	1/15/19	3,035,000	b	3,277,800
SunGard Data Systems,
Gtd. Notes		7.38	11/15/18	3,010,000		3,243,275
TransUnion Holding,
Sr. Unscd. Notes		9.63	6/15/18	2,960,000	b	3,241,200
						76,644,110
Transportation Services--1.3%

American Petroleum Tankers Parent,
Sr. Scd. Notes	10.25	5/1/15	4,287,000		4,522,785
Marquette Transportation Finance,
Scd. Notes	10.88	1/15/17	6,565,000		6,942,488
Navios Maritime Acquisition,
Sr. Scd. Notes	8.63	11/1/17	1,440,000		1,378,800
Navios Maritime Holdings,
Sr. Scd. Notes	8.88	11/1/17	2,005,000	c	2,067,656
Navios South American Logistics,
Gtd. Notes	9.25	4/15/19	3,015,000	c	2,849,175
					17,760,904
Wireless Communications--4.8%
Cincinnati Bell,
Gtd. Notes	8.38	10/15/20	7,520,000		8,121,600
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	5,575,000	b	5,881,625
Digicel Group,
Sr. Unscd. Notes	8.88	1/15/15	6,800,000	b	6,983,600
Digicel Group,
Sr. Unscd. Notes	9.13	1/15/15	3,542,457	b	3,640,229
Digicel Group,
Sr. Unscd. Notes	10.50	4/15/18	1,408,000	b	1,545,280
Digicel,
Sr. Unscd. Notes	8.25	9/1/17	2,955,000	b	3,220,950
Eileme 2 AB,
Gtd. Notes	11.63	1/31/20	4,235,000	b	4,774,962
Nextel Communications,
Gtd. Notes, Ser. D	7.38	8/1/15	1,533,000		1,542,581
Sprint Capital,
Gtd. Notes	8.75	3/15/32	3,180,000		3,307,200
Sprint Nextel,
Gtd. Notes	7.00	3/1/20	3,870,000	b	4,344,075
Sprint Nextel,
Sr. Unscd. Notes	7.00	8/15/20	1,655,000		1,727,406
Sprint Nextel,
Gtd. Notes	9.00	11/15/18	5,185,000	b	6,234,962
Sprint Nextel,
Sr. Unscd. Notes	11.50	11/15/21	2,525,000		3,172,031

Wind Acquisition Finance,
Sr. Scd. Notes		7.25	2/15/18	3,215,000	b	3,070,325
Wind Acquisition Finance,
Scd. Notes		11.75	7/15/17	725,000	b	686,937
Wind Acquisition Finance,
Gtd. Notes	EUR	11.75	7/15/17	5,200,000		6,164,384
						64,418,147
Wireline Communications--2.0%
Level 3 Financing,
Gtd. Notes		8.13	7/1/19	1,225,000		1,307,688
Level 3 Financing,
Gtd. Notes		8.63	7/15/20	8,100,000		8,778,375
Sable International Finance,
Sr. Scd. Notes		8.75	2/1/20	4,990,000	b,c	5,588,800
Windstream,
Gtd. Notes		7.75	10/15/20	10,045,000		10,823,488
Zayo Group,
Sr. Scd. Notes		8.13	1/1/20	575,000		631,063
						27,129,414
Total Bonds and Notes
(cost $1,197,339,460)						1,256,880,026

Preferred Stocks--.8%				Shares		Value ($)
Finance Companies
General Electric Capital,
Non-Cum, Perpetual, Ser. B, $6.25				62,000	d	6,571,839
GMAC Capital Trust I,
Cum., Ser. 2, $8.13				172,552	d	4,332,781
Total Preferred Stocks
(cost $10,675,208)						10,904,620

				Number of
Warrants--.0%				Warrants		Value ($)
Automotive
General Motors (7/10/16)				1	e	14
General Motors (7/10/19)				734	e	6,063
Total Common Stocks
(cost $0)						6,077

	Principal
Short-Term Investments--.0%	Amount ($)	Value ($)
U.S. Treasury Bills;
0.13%, 2/7/13
(cost $59,972)	60,000	59,979

Other Investment--5.4%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $71,750,054)	71,750,054 [f]	71,750,054
Investment of Cash Collateral for
Securities Loaned--5.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $67,866,669)	67,866,669 [f]	67,866,669
Total Investments (cost $1,347,691,363)	105.2%	1,407,467,425
Liabilities, Less Cash and Receivables	(5.2%)	(69,355,728)
Net Assets	100.0%	1,338,111,697

a	Principal amount stated in U.S. Dollars unless otherwise noted. CAD--Canadian Dollar EUR--Euro GBP--British Pound
b

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2012, these securities were valued at $485,401,284 or 36.3% of net assets.

c	Security, or portion thereof, on loan. At September 30, 2012, the value of the fund's securities on loan was $64,365,685 and the value of the collateral held by the fund was $67,866,669.
d	Variable rate security--interest rate subject to periodic change.
e	Non-income producing security.
f	Investment in affiliated money market mutual fund.

At September 30, 2012, net unrealized appreciation on investments was $59,776,062 of which $65,414,377 related to appreciated investment securities and $5,638,315 related to depreciated investment securities. At September 30, 2012, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	93.9
Short-Term/Money Market Investments	10.5
Preferred Stocks	.8
Warrants	.0
105.2
† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
September 30, 2012 (Unaudited)

		Foreign
Forward Foreign Currency		Currency			Unrealized
Exchange Contracts		Amounts	Proceeds ($)	Value ($)	Appreciation ($)
Sales:
British Pound,
Expiring
10/30/2012	a	2,870,000	4,653,705	4,634,010	19,695

Canadian Dollar,
Expiring
10/30/2012	b	5,410,000	5,536,792	5,499,156	37,636

Euro,
Expiring:
10/30/2012	a	2,760,000	3,581,155	3,547,907	33,248
10/30/2012	b	1,460,000	1,894,160	1,876,792	17,368
10/30/2012	c	6,170,000	8,001,774	7,931,373	70,401
10/30/2012	d	3,180,000	4,125,160	4,087,806	37,354
10/30/2012	e	10,010,000	13,008,095	12,867,592	140,503
10/30/2012	f	1,060,000	1,375,350	1,362,602	12,748

					368,953

Counterparties:

a	Goldman Sachs
b	Credit Suisse First Boston
c	Commonwealth Bank of Australia
d	Deutsche Bank
e	Morgan Stanley
f	UBS

The following is a summary of the inputs used as of September 30, 2012 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Corporate Bonds+	-	1,256,880,026	-	1,256,880,026
Mutual Funds	139,616,723	-	-	139,616,723
Preferred Stocks+	-	10,904,620	-	10,904,620
U.S. Treasury	-	59,979	-	59,979
Warrants+	6,077			6,077
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts++	-	368,953	-	368,953
+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below: Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/Bradley J. Skapyak
Bradley J. Skapyak President
Date:	November 20, 2012

By: /s/James Windels
James Windels Treasurer
Date:	November 20, 2012

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)